Northern Lights Fund Trust III

Raylor Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Raylor Managed Futures Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 25, 2015, (SEC Accession No. 0001580642-15-001395).